Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
May 31, 2022
XGB-NPRT3-0722
1.9891228.103
U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0.25% 7/10/23	1,490,000	1,457,933
0.25% 11/27/23	3,952,000	3,830,115
0.5% 6/17/25	3,135,000	2,927,847
0.625% 4/22/25	814,000	765,742
0.875% 8/5/30	727,000	607,837
1.625% 1/7/25	15,000	14,595
1.875% 9/24/26	674,000	646,770
2% 10/5/22	5,000	5,010
2.125% 4/24/26	221,000	215,648
2.5% 2/5/24	690,000	689,438
2.625% 9/6/24	3,319,000	3,322,015
5.625% 7/15/37	163,000	202,470
6.25% 5/15/29	71,000	85,257
7.125% 1/15/30	6,000	7,630
7.25% 5/15/30	866,000	1,114,228
Freddie Mac:
0.375% 4/20/23	5,430,000	5,350,166
2.75% 6/19/23	11,000	11,071
6.25% 7/15/32	585,000	737,281
6.75% 9/15/29	185,000	231,296
6.75% 3/15/31	173,000	219,721
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,442,070
U.S. Treasury Obligations - 95.8%
U.S. Treasury Bonds:
1.125% 5/15/40	301,000	213,440
1.125% 8/15/40	2,654,000	1,870,137
1.25% 5/15/50	5,831,000	3,763,045
1.375% 11/15/40	12,447,000	9,149,031
1.375% 8/15/50	1,935,000	1,292,142
1.625% 11/15/50	8,594,000	6,139,003
1.75% 8/15/41	2,948,000	2,291,840
1.875% 2/15/41	6,716,000	5,381,720
1.875% 2/15/51	3,943,000	3,002,225
1.875% 11/15/51	2,789,000	2,124,869
2% 11/15/41	2,161,000	1,754,800
2% 2/15/50	2,973,000	2,338,102
2% 8/15/51	4,931,000	3,869,101
2.25% 5/15/41	4,860,000	4,134,607
2.25% 8/15/46	830,000	681,248
2.25% 8/15/49	3,514,000	2,928,562
2.25% 2/15/52 (b)	2,290,000	1,915,370
2.375% 11/15/49	19,000	16,278
2.375% 5/15/51	7,199,000	6,180,173
2.5% 2/15/45	160,000	138,194
2.75% 8/15/42	2,238,000	2,046,634
2.75% 11/15/42	550,000	501,918
2.75% 8/15/47	5,261,000	4,785,455
2.875% 5/15/43	2,299,000	2,138,699
2.875% 8/15/45	66,000	61,004
2.875% 11/15/46	2,801,000	2,597,271
2.875% 5/15/49	1,675,000	1,587,128
3% 5/15/42	2,828,000	2,700,630
3% 11/15/44	135,000	127,438
3% 5/15/45	303,000	286,169
3% 11/15/45	732,000	692,626
3% 2/15/47	7,295,000	6,927,115
3% 5/15/47	808,000	767,695
3% 2/15/48	636,000	608,895
3% 8/15/48	519,000	498,990
3% 2/15/49	420,000	406,530
3.125% 11/15/41	1,240,000	1,212,245
3.125% 2/15/43	137,000	132,746
3.125% 8/15/44	233,000	224,827
3.125% 5/15/48	5,311,000	5,222,622
3.375% 5/15/44	1,939,000	1,949,604
3.375% 11/15/48	10,000	10,335
3.625% 8/15/43	481,000	503,152
3.625% 2/15/44	600,000	627,117
3.75% 8/15/41	275,000	293,799
3.75% 11/15/43	6,095,000	6,497,127
3.875% 8/15/40	1,136,000	1,242,500
4.25% 11/15/40	92,000	105,293
4.375% 11/15/39	923,000	1,080,198
4.5% 2/15/36	961,000	1,148,695
4.625% 2/15/40	409,000	493,228
4.75% 2/15/41	12,000	14,627
5% 5/15/37	1,801,000	2,253,853
5.25% 11/15/28	505,000	575,088
5.25% 2/15/29	3,824,000	4,374,447
5.5% 8/15/28	147,000	168,660
6.125% 8/15/29	443,000	537,138
U.S. Treasury Notes:
0.125% 10/31/22	11,000	10,939
0.125% 11/30/22	24,000	23,827
0.125% 12/31/22	11,000	10,901
0.125% 2/28/23	11,000	10,853
0.125% 5/31/23	20,710,000	20,296,608
0.125% 7/31/23	6,140,000	5,993,216
0.125% 9/15/23	2,365,000	2,301,441
0.125% 12/15/23	4,274,000	4,131,088
0.125% 1/15/24	8,513,000	8,208,394
0.125% 2/15/24 (b)	175,000	168,362
0.25% 4/15/23	872,000	858,307
0.25% 5/15/24	17,808,000	17,042,813
0.25% 6/15/24	18,735,000	17,883,875
0.25% 5/31/25	1,615,000	1,499,868
0.25% 6/30/25	4,121,000	3,818,364
0.25% 7/31/25	5,435,000	5,022,704
0.25% 8/31/25	7,120,000	6,563,472
0.25% 9/30/25	448,000	412,125
0.25% 10/31/25	2,642,000	2,425,377
0.375% 7/15/24 (b)	1,856,000	1,772,625
0.375% 8/15/24	18,160,000	17,303,075
0.375% 9/15/24	5,316,000	5,052,277
0.375% 4/30/25	7,678,000	7,173,831
0.375% 11/30/25	400,000	367,859
0.375% 12/31/25	10,554,000	9,687,005
0.375% 7/31/27	15,912,000	14,039,232
0.375% 9/30/27	1,530,000	1,343,113
0.5% 3/15/23	95,000	93,939
0.5% 3/31/25	3,222,000	3,027,925
0.5% 2/28/26	8,512,000	7,814,415
0.5% 4/30/27	2,917,000	2,606,385
0.5% 5/31/27	3,605,000	3,212,815
0.5% 6/30/27	2,645,000	2,352,397
0.5% 8/31/27	3,933,000	3,483,931
0.5% 10/31/27	5,860,000	5,165,956
0.625% 10/15/24	1,030,000	982,725
0.625% 7/31/26	2,820,000	2,576,995
0.625% 3/31/27	4,626,000	4,166,833
0.625% 11/30/27	328,000	290,639
0.625% 12/31/27	2,957,000	2,614,404
0.625% 5/15/30	1,227,000	1,034,275
0.625% 8/15/30	6,458,000	5,410,341
0.75% 3/31/26	9,444,000	8,740,127
0.75% 4/30/26	7,936,000	7,333,360
0.75% 5/31/26	640,000	590,075
0.75% 8/31/26	6,342,000	5,816,803
0.75% 1/31/28	2,797,000	2,486,380
0.875% 6/30/26	5,006,000	4,632,114
0.875% 9/30/26	4,216,000	3,881,026
0.875% 11/15/30	3,199,000	2,728,772
1% 7/31/28	2,620,000	2,340,295
1.125% 2/28/25	8,407,000	8,059,226
1.125% 2/28/27	478,000	441,926
1.125% 8/31/28	2,498,000	2,246,151
1.125% 2/15/31	9,389,000	8,149,725
1.25% 7/31/23	8,854,000	8,754,047
1.25% 8/31/24 (b)	1,913,000	1,857,105
1.25% 3/31/28	520,000	474,419
1.25% 4/30/28	783,000	713,417
1.25% 6/30/28	5,550,000	5,042,695
1.25% 9/30/28	800,000	724,125
1.25% 8/15/31	4,514,000	3,929,120
1.375% 2/15/23	687,000	684,504
1.375% 1/31/25	66,000	63,773
1.375% 8/31/26	3,658,000	3,447,665
1.375% 10/31/28	2,290,000	2,086,315
1.375% 12/31/28	4,360,000	3,969,814
1.375% 11/15/31	10,583,000	9,283,275
1.5% 1/15/23	16,000	15,973
1.5% 9/30/24	1,066,000	1,039,183
1.5% 10/31/24	641,000	623,948
1.5% 11/30/24	4,023,000	3,909,696
1.5% 8/15/26	192,000	181,845
1.5% 1/31/27	4,376,000	4,121,645
1.5% 11/30/28	10,436,000	9,575,438
1.5% 2/15/30	8,582,000	7,790,512
1.625% 11/15/22	211,000	211,091
1.625% 12/15/22	16,000	16,005
1.625% 2/15/26	10,000	9,585
1.625% 5/15/26	222,000	212,192
1.625% 9/30/26	199,000	189,299
1.625% 10/31/26	3,500,000	3,325,000
1.625% 8/15/29	808,000	744,118
1.625% 5/15/31	6,273,000	5,665,793
1.75% 1/31/23	11,000	10,997
1.75% 6/30/24	1,098,000	1,080,286
1.75% 7/31/24	720,000	707,653
1.75% 12/31/24	1,000	977
1.75% 12/31/26	2,030,000	1,936,509
1.75% 11/15/29	839,000	778,467
1.875% 7/31/26	105,000	101,173
1.875% 2/15/32	3,480,000	3,191,541
2% 11/30/22	242,000	242,473
2% 5/31/24	1,618,000	1,601,504
2% 2/15/25	56,000	54,989
2% 8/15/25	422,000	412,126
2% 11/15/26	2,382,000	2,297,420
2.125% 12/31/22	69,000	69,164
2.125% 3/31/24	2,417,000	2,401,516
2.125% 5/15/25	734,000	721,642
2.25% 4/30/24	2,642,000	2,629,306
2.25% 11/15/24	196,000	194,040
2.25% 12/31/24	894,000	884,501
2.25% 2/15/27	1,829,000	1,780,774
2.25% 8/15/27	1,597,000	1,549,464
2.25% 11/15/27	1,713,000	1,659,603
2.375% 1/31/23	92,000	92,356
2.375% 2/29/24	6,467,000	6,460,179
2.375% 8/15/24	200,000	198,992
2.375% 4/30/26	626,000	616,439
2.375% 5/15/27	2,224,000	2,175,263
2.375% 3/31/29	3,930,000	3,805,345
2.375% 5/15/29	1,495,000	1,447,697
2.5% 3/31/23	67,000	67,280
2.5% 1/31/24	7,562,000	7,570,566
2.5% 5/15/24	200,000	199,969
2.5% 2/28/26	1,670,000	1,652,843
2.625% 2/28/23	122,000	122,624
2.625% 6/30/23	4,568,000	4,587,985
2.625% 3/31/25	1,463,000	1,459,857
2.625% 12/31/25	5,827,000	5,795,589
2.625% 1/31/26	998,000	992,113
2.625% 2/15/29	2,771,000	2,726,296
2.75% 5/31/23	237,000	238,444
2.75% 7/31/23	425,000	427,640
2.75% 8/31/23	23,000	23,147
2.75% 11/15/23	202,000	203,215
2.75% 2/15/24	207,000	208,084
2.75% 2/28/25	971,000	972,100
2.75% 6/30/25	1,403,000	1,403,658
2.75% 8/31/25	17,000	16,994
2.75% 2/15/28	1,629,000	1,618,437
2.875% 9/30/23 (b)	2,531,000	2,550,971
2.875% 10/31/23	36,000	36,290
2.875% 11/30/23	870,000	876,865
2.875% 4/30/25	4,817,000	4,836,381
2.875% 5/31/25	104,000	104,431
2.875% 7/31/25	3,667,000	3,681,611
2.875% 11/30/25	629,000	630,892
2.875% 5/15/28	312,000	311,756
2.875% 8/15/28	16,622,000	16,594,080
2.875% 5/15/32	990,000	991,238
3% 9/30/25	2,655,000	2,674,809
3% 10/31/25	3,689,000	3,715,803
3.125% 11/15/28	7,048,000	7,138,578
TOTAL U.S. TREASURY OBLIGATIONS		562,481,430
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,326,852)		584,923,500

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	828,302	828,467
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	6,805,571	6,806,251
TOTAL MONEY MARKET FUNDS (Cost $7,634,718)		7,634,718

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $643,961,570)	592,558,218
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,031,927)
NET ASSETS - 100.0%	587,526,291

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,571,790	51,775,976	52,519,299	3,020	-	-	828,467	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	17,396,089	105,039,467	115,629,305	10,850	-	-	6,806,251	0.0%
Total	18,967,879	156,815,443	168,148,604	13,870	-	-	7,634,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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